Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities
Other liabilities

25.  Other liabilities

	December 31,	December 31,
	2022	2021
Non-current other liabilities
Advance from depositary	70,243	135,741
Total	70,243	135,741
Current other liabilities
Advance from depositary – current portion	65,498	54,770
Put liability to non-controlling participants in subsidiary	46,642	85,146
Total	112,140	139,916

In connection with IPO, the Group has signed the Deposit Agreement for the five years from May 8, 2019 till May 8, 2024, in accordance with which the Group has received the advance of 169,780 from the depositary as a consideration for the serving as a sole depositary of the Group’s ADSs during the contract period. In connection with the subsequent public offering in July 2020, the Group has received further contribution from the depositary of 58,918 for the five years from July 20, 2020 till July 20, 2025. In connection with the subsequent public offering in June 2021, the Group has received further contribution from the depositary of 52,489 for the five years from June 7, 2021 till June 7, 2026.

The income is recognized on a straight-line basis over the period of the contract (taking into account the significant financing component) and was 67,970 for the year ended December 31, 2022, 58,226 for the year ended December 31, 2021 and 41,617 for the year ended December 31, 2020. The income is presented in “Other income” in the consolidated statement of income and comprehensive income.

The advance is presented in “Other non-current liabilities” and “Other current liabilities” in the consolidated statement of financial position.